UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form.  Please print or type.

1.    Name and address of issuer:

        Dreyfus Premier Equity Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):    [  X  ]


3.    Investment Company Act File Number: 811-2488

      Securities Act File Number: 2-30806

4(a). Last day of fiscal year for which this notice is filed:

           September 30, 2001

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will be filing this
Form.

Dreyfus Premier Aggressive Growth Fund - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $9,914,088
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $18,841,410
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $855,826,817
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$874,668,227
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(864,754,139)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .00025
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.00
                                                                =============

Dreyfus Premier Aggressive Growth Fund - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $928,530
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 738,329
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$738,329
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 190,201
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(-0-)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .00025
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$  47.55
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  47.55
                                                                =============

Dreyfus Premier Aggressive Growth Fund - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $360,255
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $563,536
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$563,536
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(203,281)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .00025
             fee (See Instruction C.9):                          --------------

                                                               -0-
      (viii) Registration fee due (multiply Item 5(v)    =$   ==============
             by Item 5(vii) (enter "0" if no fee is
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                                =============



Dreyfus Premier Aggressive Growth Fund - Class R
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $52,130
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  45,365
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    2,665
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 48,030
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 4,100
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $-0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .00025
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 1.03
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   1.03
                                                                =============

Dreyfus Premier Aggressive Growth Fund - Class T
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  16,356
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $   -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$   -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  16,356
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(-0-)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .00025
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$   4.09
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   4.09
                                                                =============


Dreyfus Premier Emerging Markets Fund - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,049,392
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $1,198,226
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$1,198,226
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(148,834)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .00025
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$   -0-
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                                =============

Dreyfus Premier Emerging Markets Fund - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $338,972
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $589,909
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$589,909
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(250,937)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .00025
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ -0-
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$ -0-
                                                                =============

Dreyfus Premier Emerging Markets Fund - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 221,611
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $168,589
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$168,589
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $53,022
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(-0-)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .00025
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 13.26
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   13.26
                                                                =============

Dreyfus Premier Emerging Markets Fund - Class R
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 1,136
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $16,822
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $183,497
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$200,319
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(199,183)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .00025
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$  0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.00
                                                                =============


Dreyfus Premier Emerging Markets Fund - Class T
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  101
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $    -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$     -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 101
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(-0-)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .00025
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$   .03
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   .03
                                                              ==============


Dreyfus Premier Growth and Income Fund - Class A

         (I) Aggregate sale price of securities sold           $4,142,039
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  5,381,273
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 15,719,217
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  21,100,490
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(16,958,451)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$  0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

Dreyfus Premier Growth and Income Fund - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  7,139,497
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $8,241,693
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $16,779,812
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  25,021,505
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(17,882,008)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0.00
                                                                =============

Dreyfus Premier Growth and Income Fund - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $2,142,154
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  1,153,272
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  1,382,917
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 2,536,189
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(394,035)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

Dreyfus Premier Growth and Income Fund - Class R
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $4,476
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $-0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 277,581
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 277,581
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(273,105)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============




Dreyfus Premier Growth and Income Fund - Class T

         (I) Aggregate sale price of securities sold           $20,709
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 1,030
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $     -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 1,030
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  19,679
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $( -0- )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$    4.92
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  4.92
                                                                =============


TOTAL FOR ALL:                                               =$  70.88
                                                                =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


           Method of Delivery:


                     [  X  ]  Wire Transfer
                     [     ]  Mail or other means



                                  SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*
                               /s/Michael A. Rosenberg
                               _______________________________
                               Michael A. Rosenberg, Secretary


      Date: December 21, 2001

* Please print the name and title of the signing officer below the signature.